Subsequent Events (Details) (USD $) In Thousands, unless otherwise specified				1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended	1 Months Ended	0 Months Ended
	Jun. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2012 Convertible debenture	Jun. 30, 2012 Convertible debenture	Jun. 30, 2013 Convertible debenture	Jun. 30, 2012 Convertible debenture	Sep. 30, 2011 Convertible debenture	Dec. 31, 2012 Subsequent event Convertible debenture	Oct. 31, 2012 Subsequent event Textura Australasia, Pty. Ltd. [Member]
Subsequent events
Ownership interest (as a percent)										50.00%
Debt Conversion, Converted Instrument, Including Paid-in-Kind Interest, Amount				$ 12,392	$ 0	$ 19,035	$ 0	$ 23,457	$ 12,393
Shares issued in debt conversion								1,602	826
Interest expense from unamortized debt discounts recognized upon conversion									1,520
Convertible debentures outstanding	$ 0	$ 15,888	$ 1,964						$ 5,429